UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Semi-Annual Report

October 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2020 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.cabanaetfs.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Funds is diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on each Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
EQUITY — 18.9%
Vanguard Health Care ETF	11,267	$2,232,556
Vanguard S&P 500 Growth ETF	10,876	2,200,106
		4,432,662
FIXED INCOME — 81.0%
iShares 7-10 Year Treasury Bond ETF	19,769	2,373,466
iShares iBoxx High Yield Corporate Bond ETF	28,050	2,352,834
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	39,204	2,374,194
Vanguard Emerging Markets Government Bond ETF	29,943	2,344,537
Vanguard Intermediate-Term Treasury ETF	34,106	2,386,056
Vanguard Long-Term Bond ETF	21,469	2,350,641
Vanguard Long-Term Treasury ETF	24,442	2,352,298
Vanguard Total International Bond ETF	41,115	2,398,649
		18,932,675
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,948,449)		23,365,337

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.01%#	22,866	22,866
TOTAL SHORT TERM INVESTMENTS (Cost $22,866)		22,866
TOTAL INVESTMENTS — 100.0% (Cost $23,971,315)		23,388,203
Liabilities in Excess of Other Assets — (0.0)%		(10,417)
TOTAL NET ASSETS — 100.0%		$23,377,786

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	18.9%
Fixed Income	81.0%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
EQUITY — 39.2%
Invesco Financial Preferred ETF	1,787,060	$33,149,963
Vanguard S&P 500 Growth ETF	153,175	30,985,771
Vanguard S&P Small-Cap 600 Growth ETF†	204,807	31,665,210
Vanguard Utilities ETF	243,337	32,950,263
		128,751,207
FIXED INCOME — 60.7%
iShares 7-10 Year Treasury Bond ETF	278,399	33,424,584
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	552,078	33,433,844
Vanguard Extended Duration Treasury ETF	209,009	32,908,467
Vanguard Intermediate-Term Treasury ETF	480,293	33,601,298
Vanguard Long-Term Corporate Bond ETF	312,709	33,047,087
Vanguard Long-Term Treasury ETF	344,213	33,127,059
		199,542,339
TOTAL EXCHANGE-TRADED FUNDS (Cost $337,592,596)		328,293,546

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.01%#	285,280	285,280
TOTAL SHORT TERM INVESTMENTS (Cost $285,280)		285,280
TOTAL INVESTMENTS — 100.0% (Cost $337,877,876)		328,578,826
Liabilities in Excess of Other Assets — (0.0)%		(146,414)
TOTAL NET ASSETS — 100.0%		$328,432,412

†    Affiliated issuer.

#    The rate is the annualized seven-day yield at period end.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Vanguard S&P Small-Cap 600 Growth ETF	$—	$33,545,425	$—	$—	$(1,880,215)	$31,665,210	204,807	$—	$—

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	39.2%
Fixed Income	60.7%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
EQUITY — 38.7%
Invesco QQQ Trust Series 1	174,962	$47,131,263
iShares China Large-Cap ETF	1,160,736	51,188,458
Vanguard Health Care ETF	242,474	48,046,223
Vanguard Information Technology ETF	155,430	46,316,586
		192,682,530
FIXED INCOME — 61.2%
iShares 7-10 Year Treasury Bond ETF	425,406	51,074,244
Vanguard Extended Duration Treasury ETF	319,380	50,286,381
Vanguard Intermediate-Term Bond ETF	552,262	51,189,165
Vanguard Intermediate-Term Corporate Bond ETF	535,379	51,107,279
Vanguard Long-Term Bond ETF	461,998	50,584,161
Vanguard Long-Term Treasury ETF	525,993	50,621,566
		304,862,796
TOTAL EXCHANGE-TRADED FUNDS (Cost $505,204,227)		497,545,326

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.01%#	459,468	459,468
TOTAL SHORT TERM INVESTMENTS (Cost $459,468)		459,468
TOTAL INVESTMENTS — 100.0% (Cost $505,663,695)		498,004,794
Liabilities in Excess of Other Assets — (0.0)%		(219,227)
TOTAL NET ASSETS — 100.0%		$497,785,567

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	38.7%
Fixed Income	61.2%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
COMMODITY — 10.2%
SPDR Gold Shares*	91,024	$16,038,429

EQUITY — 48.6%
Invesco QQQ Trust Series 1	55,803	15,032,212
iShares China Large-Cap ETF	370,154	16,323,792
Vanguard Health Care ETF	77,330	15,322,940
Vanguard Information Technology ETF	49,577	14,773,450
Vanguard S&P 500 Growth ETF	74,646	15,100,139
		76,552,533
FIXED INCOME — 41.1%
Vanguard Extended Duration Treasury ETF	101,849	16,036,125
Vanguard Intermediate-Term Bond ETF	176,115	16,324,099
Vanguard Long-Term Bond ETF	147,333	16,131,490
Vanguard Long-Term Treasury ETF	167,739	16,143,202
		64,634,916
TOTAL EXCHANGE-TRADED FUNDS (Cost $162,047,291)		157,225,878

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.01%#	166,234	166,234
TOTAL SHORT TERM INVESTMENTS (Cost $166,234)		166,234
TOTAL INVESTMENTS — 100.0% (Cost $162,213,525)		157,392,112
Liabilities in Excess of Other Assets — (0.0)%		(74,881)
TOTAL NET ASSETS — 100.0%		$157,317,231

*    Non-income producing security.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.2%
Equity	48.6%
Fixed Income	41.1%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 58.6%
Invesco QQQ Trust Series 1	26,576	$7,159,043
iShares China Large-Cap ETF	176,293	7,774,521
Vanguard Health Care ETF	36,830	7,297,865
Vanguard Information Technology ETF	23,611	7,035,842
Vanguard Russell 1000 Growth ETF	33,195	7,178,087
Vanguard S&P 500 Growth ETF	35,552	7,191,814
		43,637,172
FIXED INCOME — 41.2%
Vanguard Extended Duration Treasury ETF	48,508	7,637,585
Vanguard Long-Term Bond ETF	70,170	7,682,913
Vanguard Long-Term Corporate Bond ETF	72,577	7,669,937
Vanguard Long-Term Treasury ETF	79,888	7,688,421
		30,678,856
TOTAL EXCHANGE-TRADED FUNDS (Cost $77,170,147)		74,316,028

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio Institutional Class, 0.01%#	148,032	148,032
TOTAL SHORT TERM INVESTMENTS (Cost $148,032)		148,032
TOTAL INVESTMENTS — 100.0% (Cost $77,318,179)		74,464,060
Liabilities in Excess of Other Assets — (0.0)%		(35,719)
TOTAL NET ASSETS — 100.0%		$74,428,341

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	58.6%
Fixed Income	41.2%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2020 (Unaudited)
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
Assets:
Unaffiliated investments, at value	$23,388,203	$296,913,616	$498,004,794
Affiliated investments, at value	—	31,665,210	—
Dividends and interest receivable	1	4	5
Capital shares receivable	—	2,419,388	4,270,342
Total Assets	23,388,204	330,998,218	502,275,141

Liabilities:
Advisory fee payable	10,418	148,906	226,879
Investments securities purchased	—	2,416,900	4,262,695
Total Liabilities	10,418	2,565,806	4,489,574

Net Assets	$23,377,786	$328,432,412	$497,785,567

Net Assets Consist of:
Paid-in capital	$24,205,962	$336,904,300	$509,886,886
Distributable earnings (loss)	(828,176)	(8,471,888)	(12,101,319)
Net Assets	$23,377,786	$328,432,412	$497,785,567

Net Assets	$23,377,786	$328,432,412	$497,785,567
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	975,000	13,600,000	20,575,000
Net Asset Value, Offering and Redemption Price Per Share	$23.98	$24.15	$24.19
Unaffiliated investments, at cost	$23,971,315	$304,332,451	$505,663,695
Affiliated investments, at cost	$—	$33,545,425	$—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	October 31, 2020 (Unaudited)
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
Assets:
Unaffiliated investments, at value	$157,392,112	$74,464,060
Capital shares receivable	602,739	—
Dividends and interest receivable	2	2
Total Assets	157,994,853	74,464,062

Liabilities:
Advisory fee payable	76,148	35,721
Investments securities purchased	601,474	—
Total Liabilities	677,622	35,721

Net Assets	$157,317,231	$74,428,341

Net Assets Consist of:
Paid-in capital	$161,828,421	$77,099,098
Distributable earnings (loss)	(4,511,190)	(2,670,757)
Net Assets	$157,317,231	$74,428,341

Net Assets	$157,317,231	$74,428,341
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,525,000	3,100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.11	$24.01
Unaffiliated investments, at cost	$162,213,525	$77,318,179

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS	(Unaudited)
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
	For the period September 17, 2020(1) to October 31, 2020	For the period September 17, 2020(1) to October 31, 2020	For the period September 17, 2020(1) to October 31, 2020
Investment Income:
Unaffiliated dividends	$16,817	$278,365	$179,374
Interest	—	5	8
Total Investment Income	16,817	278,370	179,382

Expenses:
Advisory fees	20,442	286,581	437,009
Total Expenses	20,442	286,581	437,009
Less fees waived:
Waiver	(6,644)	(93,139)	(142,028)
Net Expenses	13,798	193,442	294,981
Net Investment Income (Loss)	3,019	84,928	(115,599)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(400,704)	(6,134,481)	(12,031,387)
In-kind redemptions	152,621	6,876,715	7,704,568
Net realized gain (loss)	(248,083)	742,234	(4,326,819)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(583,112)	(7,418,835)	(7,658,901)
Affiliated Investments	—	(1,880,215)	—
Net change in unrealized appreciation (depreciation)	(583,112)	(9,299,050)	(7,658,901)
Net realized and unrealized gain (loss)	(831,195)	(8,556,816)	(11,985,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(828,176)	$(8,471,888)	$(12,101,319)

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)	(Unaudited)
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
	For the period September 17, 2020(1) to October 31, 2020	For the period September 17, 2020(1) to October 31, 2020
Investment Income:
Unaffiliated dividends	$96,249	$80,143
Interest	3	2
Total Investment Income	96,252	80,145

Expenses:
Advisory fees	147,127	69,456
Total Expenses	147,127	69,456
Less fees waived:
Waiver	(47,817)	(22,573)
Net Expenses	99,310	46,883
Net Investment Income (Loss)	(3,058)	33,262

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(3,290,398)	(1,488,867)
In-kind redemptions	3,603,679	1,638,967
Net realized gain (loss)	313,281	150,100
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(4,821,413)	(2,854,119)
Net change in unrealized appreciation (depreciation)	(4,821,413)	(2,854,119)
Net realized and unrealized gain (loss)	(4,508,132)	(2,704,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,511,190)	$(2,670,757)

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
	For the period September 17, 2020(1) to October 31, 2020 (Unaudited)	For the period September 17, 2020(1) to October 31, 2020 (Unaudited)	For the period September 17, 2020(1) to October 31, 2020 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,019	$84,928	$(115,599)
Net realized gain (loss)	(248,083)	742,234	(4,326,819)
Change in net unrealized appreciation (depreciation)	(583,112)	(9,299,050)	(7,658,901)
Net increase (decrease) in net assets resulting from operations	(828,176)	(8,471,888)	(12,101,319)

Capital Transactions:
Proceeds from shares issued	35,259,167	444,878,039	624,570,188
Cost of shares redeemed	(11,053,205)	(107,973,739)	(114,683,302)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	24,205,962	336,904,300	509,886,886
Total Increase (Decrease) in Net Assets	23,377,786	328,432,412	497,785,567

Net Assets:
Beginning of period	—	—	—
End of period	$23,377,786	$328,432,412	$497,785,567

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—
Shares issued	1,425,000	17,950,000	25,150,000
Shares redeemed	(450,000)	(4,350,000)	(4,575,000)
Shares outstanding, end of period	975,000	13,600,000	20,575,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
	For the period September 17, 2020(1) to October 31, 2020 (Unaudited)	For the period September 17, 2020(1) to October 31, 2020 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(3,058)	$33,262
Net realized gain (loss)	313,281	150,100
Change in net unrealized appreciation (depreciation)	(4,821,413)	(2,854,119)
Net increase (decrease) in net assets resulting from operations	(4,511,190)	(2,670,757)

Capital Transactions:
Proceeds from shares issued	248,052,521	122,109,749
Cost of shares redeemed	(86,224,100)	(45,010,651)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	161,828,421	77,099,098
Total Increase (Decrease) in Net Assets	157,317,231	74,428,341

Net Assets:
Beginning of period	—	—
End of period	$157,317,231	$74,428,341

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares issued	9,975,000	4,900,000
Shares redeemed	(3,450,000)	(1,800,000)
Shares outstanding, end of period	6,525,000	3,100,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	For the period September 17, 2020(1) through October 31, 2020 (Unaudited)
Net Asset Value, beginning of period	$24.99
Investment Activities
Net investment income (loss)(2)	0.00	(6)
Net realized and unrealized gain (loss)	(1.01)
Total from investment activities	(1.01)
Net Asset Value, end of period	$23.98
Total Return (%)	(4.05	)(5)
Total Return at Market Price (%)	(4.08	)(5)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.80	(3)
Expenses after fee waiver (%)	0.54	(3)
Net investment income (loss) (%)	0.12	(3)
Supplemental Data
Net Assets at end of period (000’s)	$23,378
Portfolio turnover (%)(4)	170	(5)
Cabana Target Drawdown 7 ETF Selected Per Share Data	For the period September 17, 2020(1) through October 31, 2020 (Unaudited)
Net Asset Value, beginning of period	$24.98
Investment Activities
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss)	(0.84)
Total from investment activities	(0.83)
Net Asset Value, end of period	$24.15
Total Return (%)	(3.33	)(5)
Total Return at Market Price (%)	(3.40	)(5)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.80	(3)
Expenses after fee waiver (%)	0.54	(3)
Net investment income (loss) (%)	0.24	(3)
Supplemental Data
Net Assets at end of period (000’s)	$328,432
Portfolio turnover (%)(4)	157	(5)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Annualized for periods less than one year.

(4)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(5)  Not annualized for periods less than one year.

(6)  Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	For the period September 17, 2020(1) through October 31, 2020 (Unaudited)
Net Asset Value, beginning of period	$25.02
Investment Activities
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain (loss)	(0.82)
Total from investment activities	(0.83)
Net Asset Value, end of period	$24.19
Total Return (%)	(3.30	)(5)
Total Return at Market Price (%)	(3.40	)(5)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.80	(3)
Expenses after fee waiver (%)	0.54	(3)
Net investment income (loss) (%)	(0.21	)(3)
Supplemental Data
Net Assets at end of period (000’s)	$497,786
Portfolio turnover (%)(4)	167	(5)
Cabana Target Drawdown 13 ETF Selected Per Share Data	For the period September 17, 2020(1) through October 31, 2020 (Unaudited)
Net Asset Value, beginning of period	$25.03
Investment Activities
Net investment income (loss)(2)	(0.00	)(6)
Net realized and unrealized gain (loss)	(0.92)
Total from investment activities	(0.92)
Net Asset Value, end of period	$24.11
Total Return (%)	(3.68	)(5)
Total Return at Market Price (%)	(3.76	)(5)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.80	(3)
Expenses after fee waiver (%)	0.54	(3)
Net investment income (loss) (%)	(0.02	)(3)
Supplemental Data
Net Assets at end of period (000’s)	$157,317
Portfolio turnover (%)(4)	164	(5)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Annualized for periods less than one year.

(4)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(5)  Not annualized for periods less than one year.

(6)  Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Drawdown 16 ETF Selected Per Share Data	For the period September 17, 2020(1) through October 31, 2020 (Unaudited)
Net Asset Value, beginning of period	$25.03
Investment Activities
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss)	(1.03)
Total from investment activities	(1.02)
Net Asset Value, end of period	$24.01
Total Return (%)	(4.08	)(5)
Total Return at Market Price (%)	(4.24	)(5)
Ratios to Average Net Assets
Expenses before fee waiver (%)	0.80	(3)
Expenses after fee waiver (%)	0.54	(3)
Net investment income (loss) (%)	0.38	(3)
Supplemental Data
Net Assets at end of period (000’s)	$74,428
Portfolio turnover (%)(4)	175	(5)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Annualized for periods less than one year.

(4)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(5)  Not annualized for periods less than one year.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2020 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

Each Fund seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. Each Fund is classified as a diversified investment company under the 1940 Act. The Funds commenced operations on September 17, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2020 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$23,365,337	$—	$—	$23,365,337
Short-Term Investments	22,866	—	—	22,866
Total	$23,388,203	$—	$—	$23,388,203
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$328,293,546	$—	$—	$328,293,546
Short-Term Investments	285,280	—	—	285,280
Total	$328,578,826	$—	$—	$328,578,826
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$497,545,326	$—	$—	$497,545,326
Short-Term Investments	459,468	—	—	459,468
Total	$498,004,794	$—	$—	$498,004,794

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$157,225,878	$—	$—	$157,225,878
Short-Term Investments	166,234	—	—	166,234
Total	$157,392,112	$—	$—	$157,392,112
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$74,316,028	$—	$—	$74,316,028
Short-Term Investments	148,032	—	—	148,032
Total	$74,464,060	$—	$—	$74,464,060

*   See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require a Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2020, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of average daily net assets of each Fund.

The Adviser, for the Funds below, has contractually agreed to waive a portion of its management fee in an amount equal to 0.26% of average daily net assets through September 14, 2021, unless earlier terminated by the Board for any reason at any time. For the period ended October 31, 2020, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$6,644
Cabana Target Drawdown 7 ETF	93,139
Cabana Target Drawdown 10 ETF	142,028
Cabana Target Drawdown 13 ETF	47,817
Cabana Target Drawdown 16 ETF	22,573

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser, which is calculated daily and paid monthly, at an annual rate based on the aggregate of the average daily net assets of the Funds level up to a maximum rate of 0.76%, which is calculated according to a breakpoint schedule.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

(c) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, securities sold short, and short-term investments, for the period ended October 31, 2020 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$38,628,690	$38,958,724
Cabana Target Drawdown 7 ETF	501,995,532	500,947,124
Cabana Target Drawdown 10 ETF	812,434,922	812,568,854
Cabana Target Drawdown 13 ETF	261,851,529	263,780,187
Cabana Target Drawdown 16 ETF	130,955,404	132,009,992

Purchases and sales of in-kind transactions for the period ended October 31, 2020 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$35,216,601	$10,690,035
Cabana Target Drawdown 7 ETF	441,909,233	106,107,278
Cabana Target Drawdown 10 ETF	620,841,510	111,176,532
Cabana Target Drawdown 13 ETF	247,780,956	84,118,288
Cabana Target Drawdown 16 ETF	121,977,105	43,902,470

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2020 (Unaudited)

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Trading Risk. Shares of each Fund may trade on the Exchange above or below their NAV. The NAV of Shares of each Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares of the Fund inadvisable.

Note 7 – Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cabana Target Drawdown 5 ETF	$23,971,315	$7,876	$(590,988)	$(583,112)
Cabana Target Drawdown 7 ETF	337,877,876	—	(9,299,050)	(9,299,050)
Cabana Target Drawdown 10 ETF	505,663,695	2,570,078	(10,228,979)	(7,658,901)
Cabana Target Drawdown 13 ETF	162,213,525	859,740	(5,681,153)	(4,821,413)
Cabana Target Drawdown 16 ETF	77,318,179	420,676	(3,274,795)	(2,854,119)

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2020 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2020 to October 31, 2020) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	October 31, 2020 (Unaudited)
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio	Expenses Paid During Period
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$ 959.50	0.54%	$0.65(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75(2)
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$ 966.70	0.54%	$0.65(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75(2)
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$ 967.00	0.54%	$0.65(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75(2)
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$ 963.20	0.54%	$0.65(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75(2)
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$ 959.20	0.54%	$0.65(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75(2)

(1)  Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 45 (the number of days in the period September 17, 2020 (commencement of operations) to October 31, 2020), then divided by 365.

(2)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	October 31, 2020 (Unaudited)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on December 5, 2019, the Board considered and approved the following agreements (the “Agreements”) with respect to the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF (the “Funds”):

•   an investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Funds; and

•   an investment sub-advisory agreement between ETC and Cabana LLC (“Cabana” and, together with ETC, the “Advisers”), pursuant to which Cabana provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Funds, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Funds, including each Fund’s strategy, the focus in the markets, each Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. At the meeting, representatives from the Advisers were available to present additional information to help the Board evaluate the Agreements. The Board discussed the information it received, including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory and sub-advisory agreements under the 1940 Act, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by ETC and Cabana; (ii) ETC’s and Cabana’s expected costs of and profits to be realized from providing advisory and sub-advisory services to the Funds, including any fall-out benefits to be enjoyed by each Adviser or its affiliates; (iii) comparative fee and expense data for the Funds; (iv) the extent to which the advisory fees for each Fund reflects economies of scale to be shared with such Fund’s shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Funds, the Board considered the proposed investment strategies for the Cabana Funds and ETC’s and Cabana’s experience with such strategies. The Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include overseeing the activities of Cabana, while Cabana would be responsible for developing, implementing, and maintaining the Cabana Funds’ investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board; determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Funds. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment personnel, the quality of each of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place. The Board noted that had previously reviewed, each Adviser’s registration forms on Form ADV as well as each Adviser’s responses to a detailed series of questions, which included

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	October 31, 2020 (Unaudited)

a description of each Adviser’s operations, service offerings, personnel (including, with respect to Cabana, information about the background and experience of the portfolio managers who would be primarily responsible for day-to-day management of the Funds), compliance program, risk management program, and financial condition, and the Board took into consideration confirmation from ETC that there had been no materials changes to such information since it was last presented to the Board. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC. The Board also considered other services to be provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of each Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by each Adviser.

Performance

Because the Funds are new and have not commenced operations, the Board noted that there was no historical performance to consider.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee to be paid to ETC and the sub-advisory fee to be paid by ETC to Cabana for their respective services to be provided to the Funds under the Agreements. The Board reviewed a report prepared by Broadridge, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the fees for the Cabana Target Drawdown 5 ETF and Cabana Target Drawdown 13 ETF are at the high end of the range of advisory fees paid by peer funds and that the fees for the Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, and Cabana Target Drawdown 16 ETF are within the range of advisory fees paid by peer funds. The Board further noted that the sub-advisory fees were consistent with and within an acceptable range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board also considered that the Advisers expected to implement a contractual waiver of a portion of the advisory fee payable for each Fund. The Board discussed that that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that the sub-advisory fees paid to Cabana would be paid out of the advisory fees. The Board noted that, under the Agreements, ETC is responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Cabana. The Board further determined that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each Adviser. The Board considered information provided about the costs and expenses to be incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by each Adviser from its relationship with the Funds, and reviewed profitability analyses from each Adviser with respect to each Fund. The Board considered the risks borne by ETC and Cabana associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. In light of this information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services to be rendered.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	October 31, 2020 (Unaudited)

Economies of Scale

The Board also considered the expected costs, and anticipated profits, of the advisory services to the Funds, and the potential for economies of scale as Fund assets grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unitary fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Funds and their shareholders.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana, LLC
220 S. School Ave.
Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2: CODE OF ETHICS

Not applicable – only for annual reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable – only for annual reports.

Item 4: Principal Accountant Fees and Services

Not applicable – only for annual reports.

Item 5: Audit Committee of Listed registrants

Not applicable – only for annual reports.

Item 6: Investments

(a)       The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)       Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11: Controls and Procedures

(a)       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	December 28, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	December 28, 2020